Discontinued Operations - Summary of Impairment of Non-current Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of discontinued operations [line items]
Impairment charges	$ (333)	$ (193)	$ (186)
Impairment of Onshore US assets [member]
Disclosure of discontinued operations [line items]
Impairment charges	(2,859)
Impairment of Onshore US assets [member] | Property, plant and equipment [member]
Disclosure of discontinued operations [line items]
Impairment charges	(520)
Impairment of Onshore US assets [member] | Goodwill and other intangibles [member]
Disclosure of discontinued operations [line items]
Impairment charges	(2,339)
Impairment of Onshore US assets [member] | Petrohawk [member]
Disclosure of discontinued operations [line items]
Impairment charges	(2,253)
Impairment of Onshore US assets [member] | Petrohawk [member] | Goodwill and other intangibles [member]
Disclosure of discontinued operations [line items]
Impairment charges	(2,253)
Impairment of Onshore US assets [member] | Fayetteville [member]
Disclosure of discontinued operations [line items]
Impairment charges	(606)
Impairment of Onshore US assets [member] | Fayetteville [member] | Property, plant and equipment [member]
Disclosure of discontinued operations [line items]
Impairment charges	(520)
Impairment of Onshore US assets [member] | Fayetteville [member] | Goodwill and other intangibles [member]
Disclosure of discontinued operations [line items]
Impairment charges	$ (86)